Financial instruments - Summary of Assets and Liabilities Carried at Fair Value, Classification of Fair Value Calculations by Category (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Assets at fair value
Financial assets at fair value through other comprehensive income	€ 438	€ 407	€ 547
Derivatives
Financial assets at fair value through profit and loss:
Other	67	289	324
Other
Financial assets at fair value through profit and loss:
Other	1,012	889	874
Fair value
Assets at fair value
Financial assets at fair value through other comprehensive income	438	407	547
Liabilities at fair value
Derivatives financial assets, reported within trade receivables	75	89	181
Derivatives financial liabilities, reported within trade creditors	(100)	(153)	(181)
Fair value | Derivatives
Financial assets at fair value through profit and loss:
Other	67	289	324
Fair value | Other
Financial assets at fair value through profit and loss:
Other	1,012	889	874
Fair value | Level 1
Assets at fair value
Financial assets at fair value through other comprehensive income	14	5	11
Fair value | Level 1 | Derivatives
Liabilities at fair value
Derivatives	0	0	0
Fair value | Level 1 | Financial liabilities at fair value
Liabilities at fair value
Contingent consideration	0	0	0
Fair value | Level 1 | Derivatives
Financial assets at fair value through profit and loss:
Derivatives	0	0	0
Fair value | Level 1 | Other
Financial assets at fair value through profit and loss:
Other	613	428	420
Fair value | Level 2
Assets at fair value
Financial assets at fair value through other comprehensive income	3	3	3
Fair value | Level 2 | Derivatives
Liabilities at fair value
Derivatives	(718)	(784)	(729)
Fair value | Level 2 | Financial liabilities at fair value
Liabilities at fair value
Contingent consideration	0	0	0
Fair value | Level 2 | Derivatives
Financial assets at fair value through profit and loss:
Derivatives	142	378	505
Fair value | Level 2 | Other
Financial assets at fair value through profit and loss:
Other	0	0	0
Fair value | Level 3
Assets at fair value
Financial assets at fair value through other comprehensive income	421	399	533
Fair value | Level 3 | Derivatives
Liabilities at fair value
Derivatives	0	0	0
Fair value | Level 3 | Financial liabilities at fair value
Liabilities at fair value
Contingent consideration	(123)	(164)	(175)
Fair value | Level 3 | Derivatives
Financial assets at fair value through profit and loss:
Derivatives	0	0	0
Fair value | Level 3 | Other
Financial assets at fair value through profit and loss:
Other	€ 399	€ 461	€ 454